Taxes - Operating taxes and levies - Operating taxes and levies payable - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes
Net operating taxes and levies (payables) in the opening balance	€ (140)	€ (273)	€ (175)
Operating taxes and levies recognized in profit or loss	(1,794)	(1,882)	(1,926)
Operating taxes and levies paid	1,680	1,906	1,880
Changes in the scope of consolidation	(33)		(67)
Translation adjustment	21	42	(19)
Reclassifications and other items	16	68	(1)
Net operating taxes and levies (payables) in the closing balance	€ (251)	€ (140)	(273)
Amount of reclassification as investing activities			€ 34